Dyal Acquisition	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Dyal Acquisition
3. DYAL ACQUISITION
The following table provides the consideration calculation in connection with the Dyal Acquisition (dollars in thousands):

Consideration
Equity consideration(1)	$4,285,359
Cash consideration(2)	973,457
Tax receivable agreement(3)	101,645
Earnout Securities(3)	246,788

Total Consideration	$5,607,249

Net Identifiable Assets Acquired and Goodwill
Assets acquired:
Due from related parties	$13,442
Intangible assets	2,233,200
Deferred tax asset	29,770
Other assets, net	2,096

Total assets acquired	2,278,508
Liabilities assumed:
Accrued compensation	7,376
Deferred tax liability	170,753
Accounts payable, accrued expenses and other liabilities	41,352

Total liabilities assumed	219,481

Net Identifiable Assets Acquired	$2,059,027

Goodwill(4)	$3,548,222

(1)	Represents share consideration issued to the Dyal Capital selling shareholders based on the fair value of the acquired business, reflecting a discount for lack of control.
(2)	Includes cash consideration paid to reimburse seller for certain pre-acquisition expenses, net of cash received in the Business Combination.
(3)	The TRA and Earnout Securities represent contingent consideration. See Note 9 for additional information on the valuation of these instruments.
(4)
Goodwill represents the amount of total consideration in excess of net identifiable assets acquired. None of the goodwill balance is expected to be deductible by the Blue Owl Operating Partnerships for tax purposes.

The acquired investment management agreements, institutional investor relationships and trademarks had a weighted-average amortization period from the date of acquisition of 14.3 years, 10.0 years and 7.0 years, respectively.
Finite Lived Intangible Assets, Net
The following table summarizes the Company’s intangible assets, net (dollars in thousands):

	June 30, 2021	Useful Life (in years)	Remaining Weighted-Average Amortization Period as of June 30, 2021
Investment management agreements	$1,859,900	1.4 - 20.0	14.2 years
Institutional investor relationships	306,600	10.0	9.9 years
Trademarks	66,700	7.0	6.9 years

Total Intangible Assets	2,233,200
Less: accumulated amortization	(21,336)

Total Intangible Assets, Net	$2,211,864

At June 30, 2021, future amortization of finite-lived intangible assets is estimated to be (dollars in thousands):

Period	Amortization
July 1, 2021 to December 31, 2021	$93,490
2022	184,699
2023	182,456
2024	182,956
2025	180,106
Thereafter	1,388,157

Total	$2,211,864

Dyal Capital’s results are included in the Company’s consolidated results starting from the Closing Date. For the three and six months ended June 30, 2021, the Company’s consolidated results included $39.9 million of GAAP revenues related to the acquired business. Given the Company operates through one operating and reportable segment, the impact of the Dyal Acquisition to GAAP consolidated net income is not tracked on a standalone basis.
Pro Forma Financial Information
Unaudited pro forma revenues were $220.6 million and $116.9 million for the three months ended June 30, 2021 and 2020, respectively, and $410.9 million and $242.6 million for the six months ended June 30, 2021 and 2020, respectively. Unaudited pro forma net income (loss) allocated to Class A Shareholders was $(360.5) million and $(10.0) million for the three months ended June 30, 2021 and 2020, respectively, and $(358.8) million and $(28.7) million for the six months ended June 30, 2021 and 2020, respectively. This proforma financial information was computed by combining the historical financial information of the predecessor Owl Rock and acquired Dyal Capital businesses as though the Business Combination was consummated on January 1, 2020, assuming a consistent ownership structure, effective tax rate and amortization of the fair value of acquired assets as of the Business Combination Date. The proforma information does not reflect the potential benefits of cost and funding synergies, opportunities to earn additional revenues, or other factors, and therefore does not represent what the actual revenues and net income would have been had the businesses actually been combined as of this date.